Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 037
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan has evaluated subsequent events from the date of the Statement of Net Assets Available for Benefits through June 26, 2026, the date the financial statements were available to be issued. During this period, no material subsequent events were identified.